Summary of significant accounting policies - Property and equipment, net (Details) - EWC Ventures and its Subsidiaries [Member]	12 Months Ended
Dec. 26, 2020
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Minimum [Member] | Computer and other equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Computer software
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Computer and other equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Computer software
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Maximum [Member] | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years